Income Taxes (Details) - Schedule of effective tax rates on continuing operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Tax Rates On Continuing Operations [Abstract]
Income (loss) before income taxes	$ (28,260,571)	$ (15,127,629)
Tax at Federal Statutory Rate	(5,934,720)	(3,176,802)
Federal Return to Accrual
Non deductible expenses	193,421	1,754,071
Change in valuation allowance	5,741,299	1,422,731
Income tax expense
Effective tax rate	0.00%	0.00%